As filed with the Securities and Exchange Commission on August 23, 2002




                           Registration No. 333-91970


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         [ ] Pre-Effective Amendment No.



                       [X] Post-Effective Amendment No. 1


                        (Check appropriate Box or Boxes)

                            Liberty Funds Trust IV *
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                  617-426-3750
                        (Area Code and Telephone Number)

                            Jean S. Loewenberg, Esq.
                             Liberty Funds Group LLC
                              One Financial Center
                           Boston, Massachusetts 02111
                     (Name and address of Agent for Service)

                                   Copies to:

                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110



Title of Securities Being Registered: Shares of Beneficial Interest, no par value



It is proposed that this filing will become effective (check appropriate box):



         [x] Immediately upon filing pursuant to paragraph (b)



         [  ] On [date] pursuant to paragraph (b)

         [  ] 60 days after filing pursuant to paragraph (a)(1)



         [  ] On February 28, 2001 pursuant to paragraph (a)(1)



         [  ] 75 days after filing pursuant to paragraph (a)(2)



         [  ] On [date] pursuant to paragraph (a)(2) of Rule 485


An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

* On behalf of the Liberty Utilities Fund.

                                 GALAXY FUND II

                          GALAXY II UTILITY INDEX FUND


             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621


Dear Shareholder:


     The Galaxy II Utility Index Fund will hold a special meeting of shareholders on October 18, 2002, at 2:00 p.m. (Eastern Time). At this meeting, shareholders of the Fund will be asked to vote on the proposed acquisition of their fund by the Liberty Utilities Fund, which is one of a number of fund acquisitions and liquidations recommended by Columbia Management Group, Inc. ("Columbia"), the new parent company of the investment advisers to the Funds. Columbia's overall goal in proposing these fund acquisitions and liquidations is two-fold. First, by merging funds with similar investment strategies, Columbia can create larger, more efficient funds. Second, by consolidating its investment product line, Columbia can concentrate its portfolio management and distribution resources on a more focused group of portfolios.



     Columbia specifically recommended the acquisition of the Galaxy II Utility Index Fund because of the relatively small size of the fund and its inability to attract significant assets. More information on the specific details and reasons for the Fund's acquisition are contained in the enclosed Combined Prospectus and Proxy Statement. Please read it carefully.



     THE TRUSTEES OF GALAXY FUND II UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE ACQUISITION OF YOUR FUND.


     This special meeting will be held at Galaxy Fund II's offices located at One Financial Center, Boston, Massachusetts. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. Your fund has retained the services of PROXY ADVANTAGE, a division of PFPC Inc., to assist shareholders with the voting process. As we get closer to October 18th, shareholders who have not yet voted may receive a call from PROXY ADVANTAGE reminding them to exercise their right to vote.


     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE, BY INTERNET OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE.



     If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call PROXY ADVANTAGE at 1-866-619-0984.


     We appreciate your participation and prompt response in these matters and thank you for your continued support.

                                          Sincerely,

                                          -s- Dwight E. Vicks, Jr.
                                          Dwight E. Vicks, Jr.,

                                          Chairman of the Board of Trustees

                                          Galaxy Fund II


August 23, 2002



G-60/730K-0702

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD OCTOBER 18, 2002

                                 GALAXY FUND II

                          GALAXY II UTILITY INDEX FUND



     NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Galaxy II Utility Index Fund will be held at 2:00 p.m. Eastern Time on Friday, October 18, 2002, at the offices of Galaxy Fund II, One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:



          1. To approve an Agreement and Plan of Reorganization providing for
     (1) the sale of all of the assets of the Galaxy II Utility Index Fund to, and the assumption of all of the liabilities of the Galaxy II Utility Index Fund by, the Liberty Utilities Fund in exchange for shares of the Liberty Utilities Fund and the distribution of such shares to the shareholders of the Galaxy II Utility Index Fund in complete liquidation of the Galaxy II Utility Index Fund and (2) the deregistration of Galaxy Fund II as an investment company under the Investment Company Act of 1940, as amended, and (3) Galaxy Fund II's termination as a Massachusetts business trust under Massachusetts law.


          2. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on August 2, 2002, are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          -s- W. Bruce McConnel
                                          W. Bruce McConnel, Secretary


August 23, 2002



     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY INTERNET OR IN PERSON. SEE THE ENCLOSED PROXY INSERT FOR INSTRUCTIONS.

                    COMBINED PROSPECTUS AND PROXY STATEMENT


                                AUGUST 23, 2002



                ACQUISITION OF THE ASSETS AND LIABILITIES OF THE


                          GALAXY II UTILITY INDEX FUND

                               c/o Galaxy Fund II
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-345-6611


                      BY AND IN EXCHANGE FOR SHARES OF THE


                             LIBERTY UTILITIES FUND

                           c/o Liberty Funds Trust IV
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                               TABLE OF CONTENTS


QUESTIONS AND ANSWERS.......................................    3
PROPOSAL -- Acquisition of the Galaxy II Utility Index Fund
            by the Liberty Utilities Fund...................    6
  The Proposal..............................................    6
  Principal Investment Risks................................    6
  Information About the Acquisition.........................    8
GENERAL.....................................................   15
  Voting Information........................................   15
Appendix A -- Agreement and Plan of Reorganization..........  A-1
Appendix B -- Fund Information..............................  B-1
Appendix C -- Management's Discussion of Fund Performance
              for the Liberty Utilities Fund................  C-1
Appendix D -- Information Applicable to Class Z Shares of
              the Liberty Utilities Fund and Shares of the
              Galaxy II Utility Index Fund..................  D-1



     This Combined Prospectus and Proxy Statement ("Prospectus/Proxy") contains information you should know before voting on the Agreement and Plan of Reorganization relating to the proposed acquisition of the Galaxy II Utility Index Fund (the "Galaxy II Fund") by the Liberty Utilities Fund (the "Liberty Fund" and, together with the Galaxy II Fund, the "Funds") (the "Acquisition") at a Special Meeting of Shareholders of the Galaxy II Fund ("Galaxy II") (the "Meeting"), which will be held at 2:00 p.m. Eastern Time on October 18, 2002, at the offices of Galaxy Fund II, One Financial Center, Boston, Massachusetts 02111-2621. The Galaxy II Fund and Liberty Fund are each registered, open-end management investment companies (mutual funds). Please read this Prospectus/Proxy and keep it for future reference.


     The Proposal in this Prospectus/Proxy relates to the proposed acquisition of the Galaxy II Fund by the Liberty Fund. If the Acquisition of the Galaxy II Fund occurs, you will become a shareholder of the Liberty Fund. If the Agreement and Plan of Reorganization is approved by the shareholders of the Galaxy II Fund and the Acquisition occurs, the Galaxy II Fund will transfer all of the assets and liabilities attributable to its shares to the Liberty Fund in exchange for Class Z shares of the Liberty Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, Class Z shares received by the Galaxy II Fund will be distributed pro rata to the Galaxy II Fund's shareholders. Please review this Proposal carefully.


     In addition to offering shares in the Galaxy II Fund, Galaxy II also offers shares in other series or funds not part of this Prospectus/Proxy. Shareholders of these other funds are voting on similar agreements and plans of reorganization that, in a like manner, would provide for the reorganization of those funds into designated classes of corresponding portfolios of Liberty Funds Trust III, Liberty Funds Trust V or Liberty-Stein Roe Funds Investment Trust, three other investment companies in the Liberty Fund complex. If the

Agreement and Plan of Reorganization and the agreements and plans of reorganization affecting the other series of Galaxy II are approved and the acquisitions contemplated thereby are consummated, Galaxy II will have transferred all of its assets and liabilities and will deregister as a registered investment company and terminate its existence under Massachusetts law.

     Please review the enclosed Prospectus of the Liberty Fund. This document is incorporated into this Prospectus/Proxy by reference.

     The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are also incorporated into this Prospectus/Proxy by reference:


     - The Prospectus for the Galaxy II Fund dated July 29, 2002.



     - The Statement of Additional Information for the Galaxy II Fund dated July 29, 2002.


     - Management's Discussion of Fund Performance, the Report of Independent Accountants and the financial statements included in the Annual Report to Shareholders for the Galaxy II Fund dated March 31, 2002.


     - The Statement of Additional Information for the Liberty Fund dated August 23, 2002 relating to this Prospectus/Proxy.



     The Galaxy II Fund has previously sent its Annual Report to its shareholders. For a free copy of the Report or any of the documents listed above, you may call 1-800-426-3750, or you may write to the Galaxy II Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing the Internet site for the Galaxy II Fund at www.galaxyfunds.com. Text-only versions of all the Galaxy II Fund and Liberty Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102. In addition, these materials can be inspected and copied at the SEC's regional offices at The Woolworth Building, 233 Broadway, New York, New York 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS


THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION AND OF THE INFORMATION CONTAINED IN THIS PROSPECTUS/PROXY. PLEASE REVIEW THE FULL PROSPECTUS/PROXY PRIOR TO CASTING YOUR VOTE.



1.  WHAT IS BEING PROPOSED?



The Trustees of Galaxy II are recommending that the Liberty Fund acquire the Galaxy II Fund. This means that the Liberty Fund would acquire all of the assets and liabilities of the Galaxy II Fund in exchange for Class Z shares of the Liberty Fund. If the Acquisition is approved, you will receive Class Z shares of the Liberty Fund with an aggregate net asset value equal to the aggregate net asset value of your Galaxy II Fund shares as of the business day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around November 15, 2002, or such other date as the parties may agree.



2.  WHY IS THE ACQUISITION BEING PROPOSED?



Fleet Investment Advisors Inc. ("FIA"), the investment adviser to the Galaxy II Fund, Colonial Management Associates, Inc. ("Colonial"), the investment adviser to the Liberty Fund, and several other investment advisory firms (the "Columbia Affiliates") are part of a larger organization known as Columbia Management Group, Inc. ("Columbia"). FIA, Colonial and the Columbia Affiliates manage mutual fund portfolios that are offered by three separate fund families -- the Galaxy Funds, Liberty Funds and Columbia Funds (collectively, the "Columbia Group Funds"). Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisition described in this Prospectus/Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.



The Trustees of Galaxy II recommend approval of the Acquisition because it offers shareholders of the Galaxy II Fund the opportunity to invest in a larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base) with an investment goal and strategies generally similar to those of the Galaxy II Fund. In reviewing the Acquisition, the Trustees also considered the following matters:



     - because the Galaxy II Fund is too small to be economically viable without fee waivers and expense reimbursements, and has been unable to achieve meaningful sales growth that over time could reduce Fund expenses, the Trustees of Galaxy II have approved the liquidation of the Galaxy II Fund (pending shareholder approval) if its Acquisition is not approved;



     - based on estimated expense ratios as of March 31, 2002, shareholders are expected to experience a significant increase in expenses as a result of moving to an actively managed fund;



     - shareholders of the Galaxy II Fund will move into a fund with better historic performance; and



     - the Acquisition is expected to be tax-free for shareholders of the Galaxy II Fund who choose to remain shareholders of the Liberty Fund, while liquidation would be a realization event for tax purposes.



Please review "Reasons for the Acquisition" in the "Information About the Acquisition" section under "Proposal" in this Prospectus/Proxy for more information regarding the factors considered by the Galaxy II Trustees.



3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITION?



The following table allows you to compare the management fees and expenses of the Galaxy II Fund and the Liberty Fund with those that Columbia expects to be applicable to the combined fund in the first year following the Acquisition. As part of the Acquisition, shareholders of the Galaxy II Fund will receive Class Z shares. Annual Fund Operating Expenses are paid by each Fund. They include management fees and administrative costs, including pricing and custody services.


The Annual Fund Operating Expenses shown in the table below represent expenses for the Galaxy II Fund for its last fiscal year (ended March 31, 2002) and for the Liberty Fund for its last fiscal year (ended November 30, 2001) and those expected to be incurred by the combined fund on a pro forma basis (giving effect to the Acquisition based on pro forma combined net assets as of March 31, 2002). Based on estimated expenses as of March 31, 2002, the Liberty Fund's pro forma combined total annual fund operating expenses of the Liberty Fund are expected to be higher than the expenses incurred by the Galaxy II Fund. The shareholders of the Galaxy II Fund are expected to experience an increase of approximately 0.60% in total annual fund operating expenses. These higher expenses reflect the active management style for the Liberty Fund.



SHAREHOLDER FEES

(paid directly from your investment)


                                      GALAXY II                              LIBERTY FUND
                                       FUND(1)       LIBERTY FUND(1)   (PRO FORMA COMBINED)(1)
                                      ---------      ---------------   -----------------------
                                        SHARES           CLASS Z               CLASS Z
Maximum sales charge (load) on
purchases (%) (as a percentage of
the offering price)                      None             None                   None
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (%) (as a
percentage of the lesser of
purchase price or redemption
price)                                   None             None                   None
-----------------------------------------------------------------------------------------------
Redemption fee (%) (as a
percentage of amount redeemed, if
applicable)                               (2)           (2)                 (2)



ANNUAL FUND OPERATING EXPENSES

(deducted directly from Fund assets)


                                                           LIBERTY FUND
                                     GALAXY II FUND     (FISCAL YEAR ENDED
                                   (FISCAL YEAR ENDED      NOVEMBER 30,          LIBERTY FUND
                                    MARCH 31, 2002)           2001)          (PRO FORMA COMBINED)
                                   ------------------   ------------------   --------------------
                                         SHARES              CLASS Z               CLASS Z
Management fee (%)                        0.10                 0.65                  0.65
-------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fees (%)                                  None                 None                  None
-------------------------------------------------------------------------------------------------
Other expenses (%)                        0.31(3)              0.29                  0.36
-------------------------------------------------------------------------------------------------
Total annual fund operating
expenses (%)                              0.41(3)              0.94                  1.01


---------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(2) There is a $7.50 charge for wiring sale proceeds to your bank.



(3) The Galaxy II Fund's sub-administrator has agreed to reimburse 0.01% of certain expenses so that other expenses and total annual fund operating expenses are expected to be 0.30% and 0.40%, respectively.



EXAMPLE EXPENSES


Example Expenses help you compare the cost of investing in the Galaxy II Fund with the cost of investing in the Liberty Fund currently and on a pro forma combined basis and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:

     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Reinvestment of all dividends and distributions


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
GALAXY II FUND
Shares                                                      $ 42      $132       $230       $  518
---------------------------------------------------------------------------------------------------
LIBERTY FUND
Class Z                                                     $ 96      $300       $520       $1,155
---------------------------------------------------------------------------------------------------
LIBERTY FUND (PRO FORMA COMBINED)
Class Z                                                     $103      $322       $558       $1,236
---------------------------------------------------------------------------------------------------



4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE GALAXY II FUND AND LIBERTY FUND COMPARE?



This table compares the investment goals and principal investment strategies of the Galaxy II Fund and the Liberty Fund.



----------------------------------------------------------------------------------------------------------
                      GALAXY II FUND                                       LIBERTY FUND
----------------------------------------------------------------------------------------------------------
    INVESTMENT GOAL: The Fund seeks to provide          INVESTMENT GOAL: The Fund seeks current income and
    investment results that, before deduction of        long-term growth.
    operating expenses, match the price and yield
    performance of U.S. publicly traded common stocks
    of companies in the utility industry, as
    represented by the Standard & Poor's Utilities
    Composite Stock Price Index ("S&P Utilities
    Index").
----------------------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENT STRATEGIES: The Fund seeks to  PRINCIPAL INVESTMENT STRATEGIES: The Fund seeks to
    achieve its goal as follows:                        achieve its goal as follows:
    - The Fund uses an indexing strategy through the    - Under normal market conditions, the Fund invests
      use of sophisticated computer models to             at least 80% of its net assets (plus any
      approximate the investment performance of the       borrowings for investment purposes) in
      S&P Utilities Index. The Fund invests               securities of utilities companies. Up to 20% of
      substantially all of its assets (under normal       the Fund's net assets (plus any borrowings for
      circumstances, at least 80% of net assets plus      investment purposes) may be invested in equity
      any borrowings for investment purposes) in the      securities of non- utilities related companies.
      common stocks of companies included in the S&P      The Fund may invest up to 20% of its assets in
      Utilities Index. Normally the Fund holds every      securities of foreign utilities companies.
      stock in the S&P Utilities Index, in
      approximately the same percentage as each stock
      is represented in the S&P Utilities Index.
    - The Fund will only purchase a security that is
      included in the S&P Utilities Index at the time
      of the purchase. The Fund will normally only buy
      or sell securities to adjust to changes in the
      composition of the S&P Utilities Index or to
      accommodate cash flows into and out of the Fund.
    - Under normal market conditions, it is expected
      that the quarterly performance of the Fund,
      before expenses, will track the performance of
      the S&P Utilities Index within a .95 correlation
      coefficient.
----------------------------------------------------------------------------------------------------------

Shareholders of the Galaxy II Fund should note that, although the investment goals and strategies of the Liberty Fund are generally similar to those of the Galaxy II Fund, there are some differences in the investment approach of the Funds. In particular, the Galaxy II Fund uses an indexing approach while the Liberty Fund is actively managed. Because an actively managed fund tends to trade securities more frequently than a fund that uses an indexing approach, the Liberty Fund may generate more capital gains than the Galaxy II Fund which may increase the tax liability to shareholders.



For more information concerning investment policies and restrictions, see each Fund's Statement of Additional Information.



5.  WHAT CLASS OF LIBERTY FUND SHARES WILL I RECEIVE IF THE ACQUISITION OCCURS?


You will receive Class Z shares of the Liberty Fund.


For more information on the characteristics of the Liberty Fund Class Z shares you will receive in comparison to the Galaxy II Fund shares you currently own, please see the section "Information About the Acquisition -- Shares You Will Receive" in the "Proposal" section of this Prospectus/Proxy and Appendix D.



6.  WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?


The Acquisition is expected to be tax-free to you for federal income tax purposes. This means that neither you nor the Galaxy II Fund is expected to recognize a gain or loss as a result of the Acquisition.

Immediately prior to the Acquisition, the Galaxy II Fund will declare and pay a distribution of all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, to its shareholders.

The cost basis and holding period of your Galaxy II Fund shares are expected to carry over to your new shares in the Liberty Fund.

                                    PROPOSAL

                ACQUISITION OF THE GALAXY II UTILITY INDEX FUND

                         BY THE LIBERTY UTILITIES FUND


THE PROPOSAL



     Shareholders of the Galaxy II Fund are being asked to approve the Agreement and Plan of Reorganization dated June 19, 2002, among Galaxy II on behalf of the Galaxy II Fund, Liberty Funds Trust IV ("Liberty IV") on behalf of the Liberty Fund, and Columbia. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Galaxy II Fund by the Liberty Fund under the Agreement and Plan of Reorganization, and the deregistration of Galaxy II as a registered investment company and termination of its existence under Massachusetts law.



PRINCIPAL INVESTMENT RISKS


     All of the principal risks applicable to the Funds are described in the table below. Although shareholders of the Galaxy II Fund will no longer be subject to Indexing Risk or Lack of Diversification Risk upon consummation of the Acquisition, the Acquisition will expose the shareholders of the Galaxy II Fund to the following additional principal risks (capitalized terms are described in the table that follows this discussion): Foreign Investments Risk, Value Stocks Risk, Frequent Trading Risk.

------------------------------------------------------------------------------------
                                                                  FUNDS SUBJECT
PRINCIPAL RISK                                                       TO RISK
------------------------------------------------------------------------------------
 MARKET RISK -- Changes in the U.S. or foreign economies can  Galaxy II Fund cause the value of stocks and other investments held by a
 Fund to fall. Stock prices may decline over short or         Liberty Fund
 extended periods. Stock markets tend to move in cycles,
 with periods of rising prices and periods of falling
 prices. The value of an investment in a Fund will go up and down with the value of the investments which the Fund
 holds. A Fund's investments may not perform as well as
 other investments, even in times of rising markets.
------------------------------------------------------------------------------------
 SELECTION OF INVESTMENTS RISK -- A Fund's investment         Galaxy II Fund
 adviser evaluates the risks and rewards presented by all
 securities purchased by a Fund and how they advance the      Liberty Fund
 Fund's investment objective. It is possible, however, that
 these evaluations will prove to be inaccurate.
------------------------------------------------------------------------------------
 INDUSTRY CONCENTRATION RISK -- The Funds concentrate their   Galaxy II Fund
 investments (i.e., invest 25% or more of their total
 assets) in the utility industry. As a result, the Funds'     Liberty Fund
 investments may be subject to greater risk and market
 fluctuation than a fund that holds securities representing
 a broad range of industries.
------------------------------------------------------------------------------------
 INDUSTRY RISK -- Because the Funds concentrate their         Galaxy II Fund
 investments in the utility industry, they are subject to
 industry risk. Industry risk is the possibility that a       Liberty Fund
 particular group of related stocks, such as those stocks in a particular industry, may decline in price due to
 industry-specific developments. For the utility industry,
 these developments could include changing regulations,
 which could limit profits, dividends or access to new
 markets, unexpected increases in fuel or other operating
 costs, increasing competition, and restriction to
 relatively mature markets.
------------------------------------------------------------------------------------
 INDEXING RISK -- Your investment in the Galaxy II Fund will  Galaxy II Fund typically decline in value when the S&P Utilities Index
 declines. Since the Fund is designed to track the S&P
 Utilities Index, the Fund cannot purchase other securities
 that may help offset declines in stocks represented in the
 S&P Utilities Index. In addition, because the Fund may not
 always hold all stocks included in the S&P Utilities Index
 and may not always be fully invested, the Fund's
 performance may fail to match the performance of the S&P
 Utilities Index.
------------------------------------------------------------------------------------
 LACK OF DIVERSIFICATION RISK -- The Galaxy II Fund is        Galaxy II Fund
 non-diversified, which means that it can invest a large
 percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more
 investments.
------------------------------------------------------------------------------------
 FOREIGN INVESTMENTS RISK -- Foreign investments may be       Liberty Fund
 riskier than U.S. investments because of factors such as
 foreign government restrictions, changes in currency
 exchange rates, incomplete financial information about the
 issuers of securities, and political or economic
 instability. Foreign stocks may be more volatile and less
 liquid than U.S. stocks.
------------------------------------------------------------------------------------
 VALUE STOCKS RISK -- Value stocks are stocks of companies    Liberty Fund
 that may have experienced adverse business or industry
 developments or may be subject to special risks that have
 caused the stocks to be out of favor and, in the investment adviser's opinion, undervalued. If the adviser's assessment of a company's prospects is wrong, the price of its stock
 may fall, or may not approach the value the adviser has
 placed on it.
------------------------------------------------------------------------------------

INFORMATION ABOUT THE ACQUISITION


  General

     Shareholders who object to the Acquisition of the Galaxy II Fund by the Liberty Fund will not be entitled under Massachusetts law or Galaxy II's Declaration of Trust to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their current net asset value. In addition, you may redeem your Galaxy II Fund shares at any time prior to the consummation of the Acquisition.

  Shares You Will Receive


     If the Acquisition of your Galaxy II Fund occurs, you will receive Class Z shares of the Liberty Fund. As compared to the Shares you currently own, the shares you receive in exchange for such shares will have the following characteristics:


     - Class Z shares you receive in exchange for your Galaxy II Fund shares will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy II Fund shares as of the business day before closing of the Acquisition.


     - The procedures for purchasing and redeeming your shares will be similar after the Acquisition to those you currently follow, although there will be some differences. For example, Class Z shares of the Liberty Fund and shares of the Galaxy II Fund are subject to different minimum investment requirements.



     - You will be able to exchange your Class Z shares for Class Z shares or Class A shares of any other fund sold by Liberty Funds Distributor, Inc., while your Galaxy II Fund shares may be exchanged for shares of any other Galaxy II Fund, Trust Shares of any portfolio of The Galaxy Fund or Class Z shares of any fund sold by Liberty Funds Distributor, Inc.


     - You will have voting rights similar to those you currently have, but as a shareholder of the Liberty Fund and Liberty IV.


     Please see Appendix D for more information concerning similarities and differences between shares of the Galaxy II Fund and Class Z shares of the Liberty Fund.



     Information concerning capitalization of each of the Funds is provided below under "Capitalization."


  Reasons for the Acquisition


     On November 1, 2001, Fleet National Bank, which is a wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"), completed its acquisition of the investment management business of Liberty Financial Companies, Inc. ("LFC"). As a result of this acquisition and subsequent organizational restructuring, FIA, the investment adviser to the Galaxy II Fund, and, Colonial, the investment adviser to the Liberty Fund, along with FleetBoston's and LFC's other investment management operations, became part of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. Galaxy II and Liberty IV are two of a number of mutual fund families constituting the Columbia Group Funds. Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisition described in this Prospectus/Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, positioning the Columbia Group Funds for improved distribution, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.*


---------------

* In addition, Columbia may combine the operations of some or all of its investment advisory subsidiaries within a single legal entity. Although Columbia expects that approval of any such combination by shareholders of the Funds would not be required, Columbia would plan to notify Fund shareholders.

     The Trustees of Galaxy II, including all of the Trustees who are not "interested persons" of Galaxy II, and the Trustees of Liberty IV, including all of the Trustees who are not "interested persons" of Liberty IV, have determined that the Acquisition would be in the best interests of each Fund's shareholders and that the interests of existing shareholders in each Fund would not be diluted as a result of the Acquisition. The Trustees of Galaxy II have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy.



     In proposing the Acquisition, Columbia presented to the Galaxy II Trustees, at meetings held on June 10-11 and June 17, 2002, the following reasons for the Galaxy II Fund to enter into the Acquisition:



     - The Acquisition is intended to create a larger fund that, like the Galaxy II Fund, invests primarily in utilities securities (although using an actively managed strategy).


     - Because the Galaxy II Fund is too small to be economically viable without fee waivers and expense reimbursements, and has been unable to achieve meaningful sales growth that over time could reduce Fund expenses, the Trustees of Galaxy II have approved the liquidation of the Galaxy II Fund (pending shareholder approval) if its Acquisition is not approved.

     - The Acquisition is intended to permit the Galaxy II Fund's shareholders to exchange their investment for an investment in the Liberty Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Galaxy II Fund shareholder were to redeem his or her shares to invest in another fund, such as the Liberty Fund, the transaction would be a taxable event for such shareholder. Similarly, if the Galaxy II Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Galaxy II Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Liberty Fund shares at net asset value at any time, at which point they would recognize a taxable gain or loss.

     The Trustees considered that shareholders of the Galaxy II Fund who do not want to become shareholders of the Liberty Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could redeem their shares in the Galaxy II Fund prior to the Acquisition.


     In addition, the Trustees considered the relative Fund performance results set forth below under "Performance Information." No assurance can be given that the Liberty Fund will achieve any particular level of performance after the Acquisition.


     If the Acquisition of the Galaxy II Fund is not approved, the Galaxy II Trustees will consider other alternatives, including proposing the liquidation of the Galaxy II Fund to shareholders.

  Terms of the Agreement and Plan of Reorganization


     If approved by the shareholders of the Galaxy II Fund, the Acquisition is expected to occur on or around November 15, 2002, or such other date as the parties may agree. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Agreement and Plan of
Reorganization:


     - The Galaxy II Fund will transfer all of its assets and liabilities to the Liberty Fund in exchange for Class Z shares of the Liberty Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.


     - The Acquisition will occur on the next business day after the time when the assets of each Fund are valued for purposes of the Acquisition.


     - The Class Z shares of the Liberty Fund received by the Galaxy II Fund will be distributed to the Galaxy II Fund's shareholders pro rata in accordance with their percentage ownership of shares of the Galaxy II Fund in full liquidation of the Galaxy II Fund.

     - After the Acquisition, the Galaxy II Fund will be terminated, and its affairs will be wound up in an orderly fashion.

     - The Acquisition requires approval by the Galaxy II Fund's shareholders and satisfaction of a number of other conditions. The Acquisition may be terminated at any time with the approval of the Trustees of both Galaxy II and Liberty IV or, under certain conditions, by either Galaxy II or Liberty IV.



  Capitalization



     The following table shows on an unaudited basis the capitalization of each of the Galaxy II Fund and Liberty Fund as of June 30, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Galaxy II Fund by the Liberty Fund at net asset value as of that date.



                                                                                     LIBERTY FUND
                                    GALAXY II        LIBERTY         PRO FORMA        PRO FORMA
                                       FUND           FUND+         ADJUSTMENTS     COMBINED(1)(2)
                                   ------------    ------------     -----------     --------------
Shares and Class Z(3)
Net asset value..................  $ 38,762,440    $    182,271     $        (4)(4)  $ 38,944,707
Shares outstanding...............     4,888,664          15,544                         3,320,100
Net asset value per share........  $       7.93    $      11.73                      $      11.73

Class A
Net asset value..................                  $486,768,272     $   (11,298)(4)  $486,746,974
Shares outstanding...............                    41,460,995                        41,460,995
Net asset value per share........                  $      11.74                      $      11.74

Class B
Net asset value..................                  $133,331,193     $    (3,095)(4)  $133,328,098
Shares outstanding...............                    11,354,385                        11,354,385
Net asset value per share........                  $      11.74                      $      11.74

Class C
Net asset value..................                  $ 11,574,901     $      (269)(4)  $ 11,574,632
Shares outstanding...............                       985,005                           985,005
Net asset value per share........                  $      11.75                      $      11.75


---------------

 + The Liberty Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisition was consummated on June 30, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Galaxy II Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing Class Z shares of the Liberty Fund on June 30, 2002.



(3) Capitalization information is for Shares of the Galaxy II Fund and Class Z shares of the Liberty Fund pro forma combined.



(4) Adjustments reflect one time proxy, accounting, legal and other costs of the Acquisition of $14,666 to be borne by the Liberty Fund.

  Financial Highlights of the Liberty Fund



     The financial highlights table that follows will help you understand the financial performance for Class Z shares of the Liberty Fund for the period since Liberty Fund Class Z shares were first offered. Certain information reflects the performance of a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class Z shares of the Liberty Fund, assuming all dividends and distributions were reinvested. The information has been audited by PricewaterhouseCoopers LLP, independent accountants.



                                                                  YEAR ENDED        PERIOD ENDED
                                                                 NOVEMBER 30,       NOVEMBER 30,
                                                              ------------------    ------------
                                                               2001       2000        1999(A)
                                                              -------    -------    ------------
                                                              CLASS Z    CLASS Z      CLASS Z
                                                              -------    -------    ------------
Net asset value, beginning of period ($)....................   25.49      22.87        21.50
                                                               -----      -----        -----
Income from Investment Operations ($):
     Net investment income(b)...............................    0.36       0.56         0.37
     Net realized and unrealized gain (loss) on investments
       and foreign currency.................................   (1.77)      4.21         1.30
                                                               -----      -----        -----
          Total from investment operations..................   (1.41)      4.77         1.67
                                                               -----      -----        -----
Less Distributions Declared to Shareholders ($):
     From net investment income.............................   (0.43)     (0.48)       (0.30)
     From net realized gains................................   (4.91)     (1.67)          --
                                                               -----      -----        -----
          Total Distributions Declared to Shareholders......   (5.34)     (2.15)       (0.30)
                                                               -----      -----        -----
Net asset value, end of period ($)..........................   18.74      25.49        22.87
                                                               =====      =====        =====
          Total return(c) (%)...............................   (7.06)     22.57         7.82(d)
Ratios to average net assets (%):
  Expenses(e)...............................................    0.94       0.90         0.97(f)
  Net investment income(e)..................................    1.69       2.38         1.99(f)
  Portfolio turnover rate (%)...............................      60        102           28
  Net assets, end of period (000's) ($).....................      32        321          524


---------------

(a) Class Z shares were initially offered on January 29, 1999. Per share amounts reflect activity from that date.



(b) Per share data was calculated using average shares outstanding during the period.



(c) Total return at net asset value assuming all distributions reinvested.



(d) Not annualized.



(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.



(f) Annualized.


  Federal Income Tax Consequences


     The Acquisition is intended to be a tax-free reorganization. Ropes & Gray, Liberty IV's counsel, has delivered to the Galaxy II Fund and the Liberty Fund an opinion, and the closing of the Acquisition will be conditioned on receipt of a letter from Ropes & Gray confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:


     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Galaxy II Fund or its shareholders as a result of the Acquisition;

     - under Section 358 of the Code, the tax basis of the Liberty Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Galaxy II Fund shares exchanged therefor;

     - under Section 1223(1) of the Code, your holding period for the Liberty Fund shares you receive will include the holding period for your Galaxy II Fund shares exchanged therefor, if you hold your shares as a capital asset;

     - under Section 1032 of the Code, no gain or loss will be recognized by the Liberty Fund as a result of the Acquisition;

     - under Section 362(b) of the Code, the Liberty Fund's tax basis in the assets that the Liberty Fund receives from the Galaxy II Fund will be the same as the Galaxy II Fund's basis in such assets; and

     - under Section 1223(2) of the Code, the Liberty Fund's holding period in such assets will include the Galaxy II Fund's holding period in such assets.

     The opinion is, and the confirmation letter will be, based on certain factual certifications made by officers of Galaxy II and Liberty IV. Neither the opinion nor the confirmation letter is a guarantee that the tax consequences of the Acquisition will be as described above.

     Prior to the closing of the Acquisition, the Galaxy II Fund will, and the Liberty Fund may, distribute to their shareholders all of their respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to shareholders. Such distributions will be taxable to shareholders.

     A substantial portion of the portfolio assets of the Galaxy II Fund may be sold in connection with the Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Galaxy II Fund's basis in such assets. Any net capital gains recognized in these sales not offset by capital loss carryforwards will be distributed to the Galaxy II Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.


     The Liberty Fund's ability to carry forward the realized capital losses of the Galaxy II Fund and use them to offset its own future gains may be limited. First, one Fund's capital losses cannot be used to offset non de-minimis net pre-Acquisition "built-in" gains of any other Fund. Second, a portion of the Galaxy II Fund's capital losses may become unavailable for use by the Liberty Fund to offset any gains at all. Third, capital losses that do remain available to the Liberty Fund will offset capital gains realized after the Acquisition and thus will reduce distributions to a broader group of shareholders than would have been the case absent such Acquisition. Therefore, in certain circumstances, former shareholders of the Galaxy II Fund may pay more taxes, or pay taxes sooner, than they would had the Acquisition not occurred.



     As of May 31, 2002, the Liberty Fund had no realized capital losses and no pre-Acquisition "built-in" gains. As of the same date, the Galaxy II Fund had approximately $7 million in realized capital losses, including current-year losses and net of current-year gains, and no pre-Acquisition "built-in" gains.



     If the Acquisition had occurred on May 31, 2002, a portion of the capital losses of the Galaxy II Fund might have become unavailable for use by the Liberty Fund.


     This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

  Performance Information


     The charts below show the percentage gain or loss for the Galaxy II Fund in each calendar year since the Galaxy II Fund commenced operations and Class Z shares of the Liberty Fund in each of the last ten calendar years. They should give you a general idea of how each Fund's return has varied from year to year. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower.

     Additional discussion of the manner of calculation of total return is contained in each Fund's Prospectus and Statement of Additional Information.


                                 GALAXY II FUND


                                     SHARES

[BAR CHART]

                                                                         GALAXY II FUND SHARES
                                                                         ---------------------
1994                                                                             -8.64
1995                                                                             37.08
1996                                                                              3.47
1997                                                                             28.51
1998                                                                             14.77
1999                                                                             -9.49
2000                                                                             59.35
2001                                                                            -31.71


The Fund's year-to-date total return through June 30, 2002, was -14.61%.

For period shown in bar chart:

Best quarter: 3rd quarter 2000, +32.70%


Worst quarter: 3rd quarter 2001, -18.56%



                                  LIBERTY FUND


                                 CLASS Z SHARES

[BAR CHART]

                                                                      LIBERTY CLASS Z SHARES FUND
                                                                      ---------------------------
1992                                                                             20.95
1993                                                                              9.30
1994                                                                            -10.32
1995                                                                             34.75
1996                                                                              6.02
1997                                                                             28.26
1998                                                                             22.22
1999                                                                             13.54
2000                                                                             18.76
2001                                                                             -8.51

The Fund's year-to-date total return through

June 30, 2002, was -28.92%.

For period shown in bar chart:

Best quarter: 4th quarter 1997, +14.62%


Worst quarter: 1st quarter 1994, -8.71%



     The following tables list the average annual total returns for the Galaxy II Fund and Class Z shares of the Liberty Fund for the one-year, five-year, ten-year and life-of-the-fund periods, as applicable, ended December 31, 2001. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare each Fund's performance with a broad-based market index.


     After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


GALAXY II FUND(1)



                                                         INCEPTION                      LIFE OF
                                                           DATE      1 YEAR   5 YEARS   THE FUND
Shares (%)                                               01/05/93
  Return Before Taxes                                                -31.71    7.75       8.80
  Return After Taxes on Distributions                                -35.24    4.24       5.88
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                          -17.13    5.29       6.20
------------------------------------------------------------------------------------------------
S&P Utilities Index (%)                                    N/A
(reflects no deduction for fees, expenses or taxes)                  -30.44    7.29       8.01(2)


---------------
(1) The Galaxy II Fund's returns are compared to the S&P Utilities Index, an unmanaged index that tracks the performance of the utility sector of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The weighting of stocks in the S&P Utilities Index is based on each stock's relative market capitalization. The S&P Utilities Index is currently made up of approximately 40 common stocks. Unlike the Galaxy II Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.

(2) Index performance information is from December 31, 1992 to December 31,
    2001.


LIBERTY FUND(1)



                                                         INCEPTION
                                                           DATE      1 YEAR   5 YEARS   10 YEARS(3)
Class Z Shares (%)                                       01/29/99(2)
  Return Before Taxes                                                 -8.51    14.10       12.60
  Return After Taxes on Distributions                                -11.55    11.07       10.05
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                           -3.36    11.08        9.76
---------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                          N/A
(reflects no deduction for fees, expenses or taxes)                  -11.88    10.70       12.93


---------------
(1) The Liberty Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 Index is heavily weighted with the stocks of large companies. Unlike the Liberty Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. Securities in the Liberty Fund may not match those in the S&P 500 Index. It is not possible to invest directly in indices.

(2) Class Z is a newer class of shares. Its performance information includes returns of the Liberty Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on August 3, 1981, and Class Z shares were initially offered on January 29, 1999.

(3) The Fund changed to its current investment objective effective March 4, 1992.

THE GALAXY II TRUSTEES UNANIMOUSLY RECOMMEND APPROVAL OF THE
AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for the Proposal


     Approval of the Agreement and Plan of Reorganization dated June 19, 2002, between Galaxy II on behalf of the Galaxy II Fund, Liberty IV on behalf of the Liberty Fund, and Columbia will require the affirmative vote of a majority of the outstanding shares of the Galaxy II Fund, and the termination of Galaxy II contemplated by the Agreement and Plan of Reorganization must be approved by a majority of the outstanding shares of all of the portfolios of Galaxy II voting in the aggregate, including those portfolios that are not part of this Prospectus/Proxy. With respect to the approval of the Agreement and Plan of Reorganization, the term "majority of the outstanding shares" of the Galaxy II Fund means the lesser of (a) the holders of 67% or more of the shares of the Galaxy II Fund present at the meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Galaxy II Fund. A vote of the shareholders of the Liberty Fund is not needed to approve the Acquisition.


                                    GENERAL


VOTING INFORMATION



     The Galaxy II Trustees are soliciting proxies from the shareholders of the Galaxy II Fund in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on October 18, 2002, at Galaxy II's offices, One Financial Center, Boston, Massachusetts 02111-2621. The Meeting notice, this Prospectus/Proxy and proxy inserts are being mailed to shareholders beginning on or about August 23, 2002.


  Information About Proxies and the Conduct of the Meeting


     Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of Galaxy II or by employees or agents of its service contractors. In addition, PROXY ADVANTAGE, a division of PFPC, Inc., has been engaged to assist in the solicitation of proxies, at an estimated cost of $5,160, which will be paid by Columbia as noted below.



  Voting Process.



     You can vote in any one of the following ways:


     (a) By mail, by filling out and returning the enclosed proxy card;

     (b) By phone or Internet (see enclosed proxy insert for instructions); or

     (c) In person at the Meeting.


     Shareholders who owned shares of the Galaxy II Fund on the record date, August 2, 2002, are entitled to vote at the Meeting. For each full share of the Galaxy II Fund that you hold, you are entitled to one vote and for each fractional share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy insert. Either owner of a joint account may sign the proxy insert, but the signer's name must exactly match the name that appears on the card.



     Costs. Except for fees for registering and qualifying shares to be issued in the Acquisition which will be borne by the Liberty Fund, the estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by Columbia.



     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of Galaxy II, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.



     Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Galaxy II Fund at the Meeting. A quorum is constituted with respect to the Galaxy II Fund by presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Galaxy II Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and "broker non-votes" will be treated as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

     Advisers and Underwriter. The address of the Galaxy II Fund's investment adviser is Fleet Investment Advisors Inc., 100 Federal Street, Boston, Massachusetts 02110. FIA was established in 1984. FIA also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy II investment portfolios. As of June 30, 2002, FIA managed over $89 billion in assets. During the fiscal year ended March 31, 2002, the Galaxy II Fund paid FIA management fees of 0.10% as a percentage of the Galaxy II Fund's average net assets.



     The address of the Liberty Fund's investment adviser is Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111. Colonial has been an investment adviser since 1931. As of March 31, 2002, Colonial managed over $14.5 billion in assets. During the fiscal year ended November 30, 2001, the Liberty Fund paid Colonial management fees of 0.65% of the Liberty Fund's average net assets.


     Both FIA and Colonial are part of the larger Columbia organization, which is a wholly owned subsidiary of FleetBoston and includes several other separate legal entities. The legal entities comprising Columbia are managed by a single management team. These entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Funds.


     The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111-2621.



     Other Service Providers for the Liberty Fund and the Galaxy II Fund. In some cases, the Liberty Fund and Galaxy II Fund have different service providers. Upon completion of the Acquisition, the Liberty Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar. Following are the names and addresses of certain service providers for the Liberty Fund and the Galaxy II Fund.



                                   LIBERTY FUND                          GALAXY II FUND
                                   ------------                          --------------
Administrator........  Colonial Management Associates, Inc.   Fleet Investment Advisors Inc.
                       One Financial Center                   100 Federal Street
                       Boston, MA 02111                       Boston, MA 02110
Fund Accountant......  Colonial Management Associates, Inc.   Colonial Management Associates, Inc.
                       One Financial Center                   One Financial Center
                       Boston, MA 02111                       Boston, MA 02111
Sub-Administrator/
  Sub-Fund
  Accountant.........  None                                   PFPC Inc.
                                                              4400 Computer Drive
                                                              Westborough, MA 01581-5108
Transfer Agent.......  Liberty Funds Services, Inc.           Liberty Funds Services, Inc.
                       P.O. Box 8081                          P.O. Box 8081
                       Boston, MA 02266-8081                  Boston, MA 02266-8081
Custodian............  State Street Bank & Trust Company      JPMorgan Chase Bank
                       225 Franklin Street                    270 Park Avenue
                       Boston, MA 02101                       New York, NY 10017-2070
Independent
  Auditors...........  PricewaterhouseCoopers LLP             Ernst & Young LLP
                       160 Federal Street                     200 Clarendon Street
                       Boston, MA 02110-2624                  Boston, MA 02116



     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy lists the total number of shares outstanding as of August 2, 2002, for the Galaxy II Fund entitled to vote at the Meeting. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of Galaxy II and Liberty IV and their shareholdings in the Funds and in Galaxy II and Liberty IV.



     Adjournments; Other Business. In the event that a quorum is not present at the Meeting with respect to the Galaxy II Fund, or if the Galaxy II Fund has not received enough votes by the time of the Meeting to approve the Proposal, the persons named as proxies (the "Designees"), or their substitutes, may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Galaxy II Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the Designees will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. They will not vote any proxy that directs them to abstain from voting on the Proposal.



     At the record date for the Meeting, affiliates of Columbia owned of record with discretion to vote approximately 4% of the outstanding shares of the Galaxy II Fund as trustee or agent for their respective customers. The agreements with these affiliates of Columbia governing the accounts of beneficial owners of shares of the Galaxy II Fund generally provide the affiliates with the discretion to vote all shares held by them of record. The affiliates of Columbia have informed Galaxy II that they may vote such shares themselves in their capacity as fiduciaries and that they have engaged an independent third party to evaluate the Proposal and make a recommendation as to how to vote the shares.



     The Meeting has been called to transact any business that properly comes before it. The only business that management of the Galaxy II Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of Galaxy II has previously received written contrary instructions from the shareholder entitled to vote the shares.



     Shareholder Proposals at Future Meetings. Neither Galaxy II nor Liberty IV holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of any fund or either Galaxy II or Liberty IV must be received by the relevant fund in writing a reasonable time before Galaxy II or Liberty IV, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant fund, care of, as applicable, Galaxy Fund II, Attention: Secretary, or Liberty Funds Trust IV, Attention: Secretary, in each case at One Financial Center, Boston, Massachusetts 02111-2621.

                                                                      APPENDIX A


                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of June 19, 2002, is by and among Galaxy Fund II (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated February 22, 1990, as amended, on behalf of the Galaxy II Utility Index Fund (the "Acquired Fund"), a separate series of the Trust, Liberty Funds Trust IV (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated August 29, 1978, as amended, on behalf of the Liberty Utilities Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Columbia Management Group, Inc. ("Columbia").


     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

     If the reorganization described in this Agreement (the "Reorganization") is approved by the shareholders of Shares of the Acquired Fund, the Reorganization will consist of the transfer of all of the assets of such Acquired Fund in exchange for Class Z shares of beneficial interest of the Acquiring Fund ("Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the Reorganization contemplated hereby) and the distribution of such Acquisition Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUISITION SHARES AND ASSUMPTION OF LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

        (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of the Reorganization contemplated hereby to be paid by Columbia pursuant to paragraph
             9.2 shall not be assumed or paid by the Acquiring Fund; and

        (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquisition Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquisition Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Trust's current and former

         Trustees and officers, acting in their capacities as such, under the Trust's Declaration of Trust and By-laws as in effect as of the date of this Agreement shall survive the Reorganization as obligations of the Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquiring Trust, its successors or assigns.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders") determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to the applicable open accounts on the share records of the Acquiring Fund in the names of the applicable Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange. The Acquisition Shares distributed pursuant to this paragraph to holders of Shares of the Acquired Fund shall consist of Class Z shares of the Acquiring Fund.

     1.4 With respect to Acquisition Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

     1.6 Promptly following the liquidation of the Acquired Fund and the similar liquidation of the other portfolios of the Trust (the "Trust Liquidation"), the Trust shall file an application pursuant to Section 8(f) of the Investment Company Act of 1940, as amended (the "1940 Act"), for an order declaring that the Trust has ceased to be an investment company; provided that, until such order is granted, the Trust shall continue to comply with all of its obligations as a registered investment company under the 1940 Act and under any and all other applicable state and federal securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). The Trust shall, promptly after the Trust Liquidation, file any final regulatory reports, including, but not limited to, any Form N-SAR and Rule 24f-2 Notice, with respect to the Acquired Fund and the other portfolios of the Trust. All reporting and other obligations of the Trust shall remain the exclusive responsibility of the Trust up to and including the date on which the Trust is deregistered and terminated. In addition, promptly following the Trust Liquidation, the Trust shall be terminated pursuant to Article XII, Section 5 of its Declaration of Trust and shall take all other steps necessary and proper to effect its complete termination. Without limiting the generality of the foregoing,
         (a) the affairs of the Trust shall be immediately wound up, its contracts discharged and its business liquidated; and (b) the Trustees of the Trust shall execute and the Acquiring Trust shall lodge among the records of the Trust an instrument in writing setting forth the fact of such termination.

2. VALUATION.

     2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), and shall be certified by the Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the Acquiring Fund Prospectus.

3. CLOSING AND CLOSING DATE.


     3.1 The Closing Date shall be on November 15, 2002, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at Columbia's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.


     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank & Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act, and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank & Trust Company, custodian for Liberty Utilities Fund."

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:


        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;



        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;



        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;



        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;



        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;



        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the two years ended March 31, 2002, of the Acquired Fund, audited by Ernst & Young LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since March 31, 2002;



        (g) Since March 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;



        (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;


        (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;



        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value of $.001 per share, of multiple series. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquired Fund's then current prospectus or prospectuses or statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")) by the Trust and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;



        (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;



        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;



        (m) The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;



        (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;



        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

        (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of March 31, 2002, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;



        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and



        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.



     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:



        (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;



        (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;



        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;



        (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;



        (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund, any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;



        (g) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments at, as of and for the two years ended November 30, 2001, of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since November 30, 2001;



        (h) Since November 30, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), distribution of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;



        (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;



        (j) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquiring Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Acquiring Trust nor the Acquiring Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquiring Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquiring Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;



        (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquiring Fund are outstanding and none will be outstanding on the Closing Date;


        (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time;



        (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;



        (n) The Acquisition Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class Z shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;



        (o) The information provided by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and



        (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).



5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.


     The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:


     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.



     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.



     5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.



     5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.



     5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.



     5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.



     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.



6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.


     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:


     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.



     6.2 The Trust shall have received a favorable opinion of Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:



        (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust;



        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Proxy Statement and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;



        (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;



        (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class Z shares of beneficial interest in the Acquiring Fund (except that shareholders of the Acquiring Fund may under certain circumstances be held personally liable for its obligations), and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;



        (e) The execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound;



        (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;



        (g) Except as previously disclosed, pursuant to subparagraph 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph
             5.3 which are not described as required;



        (h) The Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and



        (i) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.



     6.3 For the period beginning at the Closing Date and ending not less than six years thereafter, the Acquiring Trust, its successor or assigns shall provide, or cause to be provided, liability coverage at least comparable to the liability coverage currently applicable to both former and current trustees and officers of the Trust, covering the actions of such trustees and officers of the Trust for the period they served as such.



7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.


     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:


     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their part to be performed or satisfied under this Agreement at or prior to the Closing Date;

     7.2 The Acquiring Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:



        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Trust;



        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;



        (c) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;



        (d) The execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which it is bound;



        (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;



        (f) Except as previously disclosed, pursuant to subparagraph 4.1(e) above, such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;



        (g) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and



        (h) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.



     7.3 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after March 31, 2002, and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after March 31, 2002, and on or prior to the Closing Date.

     7.4 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.



     7.5 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.



8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.


     The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:


     8.1 This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.



     8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.



     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.



     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.



     8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust, and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:


        (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares or (ii) upon the distribution of the Acquisition Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

        (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;

        (d) The tax basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the transaction will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;

        (e) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

        (f) The shareholders of the Acquired Fund, will recognize no gain or loss upon the exchange of all of their shares of the Acquired Fund for the Acquisition Shares;

        (g) The tax basis of the Acquisition Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

        (h) The holding period of the Acquisition Shares to be received by the shareholders of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

        (i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.


     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.



9. BROKERAGE FEES AND EXPENSES.



     9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.



     9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares. All of the other out-of-pocket expenses of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, one hundred percent (100%) of such expenses shall be borne by Columbia; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund (other than fees paid to governmental authorities for registration and qualification of the Acquisition Shares), one hundred percent (100%) of such expenses shall be borne by Columbia.



10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.



     10.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.



     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 5.4, 6.3, 9, 10, 13 and 14.



11. TERMINATION.



     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:


        (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date; or

        (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.


        (c) If the transactions contemplated by this Agreement have not been substantially completed by March 31, 2003, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.



     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.



12. AMENDMENTS.


     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.


13. NOTICES.



     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Galaxy Fund II, One Financial Center, Boston, Massachusetts 02111, with copies to W. Bruce McConnel, Esq., Drinker Biddle & Reath LLP, One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103, or to Liberty Funds Trust IV, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary.



14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.



     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.



     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.



     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.



     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.



     14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


                              [Signatures omitted]

                                          GALAXY FUND II
                                          on behalf of the Galaxy II Utility
                                          Index Fund

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                          LIBERTY FUNDS TRUST IV
                                          on behalf of the Liberty Utilities
                                          Fund

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                          Solely for purposes of Paragraph 9.2
                                          of the Agreement

                                          COLUMBIA MANAGEMENT GROUP, INC.

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                                                      APPENDIX B



                                FUND INFORMATION



SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE GALAXY II FUND AND THE LIBERTY
FUND



     Only the shareholders of record of the Galaxy II Fund at the close of business on August 2, 2002, will be entitled to vote at the Meeting. On that date, there were 4,487,734.969 shares outstanding of the Galaxy II Fund.



OWNERSHIP OF SHARES



     As of August 2, 2002, Liberty IV believes that the Trustees and officers of Liberty IV, as a group, owned less than one percent of each class of shares of the Liberty Fund and of Liberty IV as a whole. As of August 2, 2002, Galaxy II believes that the Trustees and Officers of Galaxy II, as a group owned less than one percent of the shares of the Galaxy II Fund and of Galaxy II as a whole. As of August 2, 2002, there were no known shareholders of record who owned 5% or more of the outstanding shares of the Galaxy II Fund. As of August 2, 2002, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the Liberty Fund:



                                                               NUMBER OF    PERCENTAGE OF
                                                              OUTSTANDING    OUTSTANDING
                                                               SHARES OF      SHARES OF     PERCENTAGE OF
FUND AND CLASS           NAME AND ADDRESS OF SHAREHOLDER      CLASS OWNED    CLASS OWNED     FUND OWNED
--------------         ------------------------------------   -----------   -------------   -------------
LIBERTY FUND
Class A..............  Merrill Lynch Pierce Fenner & Smith     3,555,026         8.99%           6.98%
                       For the sole benefit of its
                       customers
                       Attn: Fund Administration #970X8
                       4800 Deer Lake Dr. E. 2nd Floor
                       Jacksonville, FL 32246-6484

Class B..............  Merrill Lynch Pierce Fenner & Smith     1,286,651        12.27%           2.53%
                       For the sole benefit of its
                       customers
                       Attn: Fund Administration #970X8
                       4800 Deer Lake Dr. E. 2nd Floor
                       Jacksonville, FL 32246-6484

Class C..............  Merrill Lynch Pierce Fenner & Smith     3,555,026        20.45%           6.98%
                       For the sole benefit of its
                       customers
                       Attn: Fund Administration #970X8
                       4800 Deer Lake Dr. E. 2nd Floor
                       Jacksonville, FL 32246-6484

Class Z..............  First Union FBO                         2,334.461        34.35%             <1%
                       Premier Investments
                       Mutual Funds Dividend Processing
                       PA 4903
                       123 S. Broad St.
                       Philadelphia, PA 19109-1029

                       Fleet National Bank                     2,024.449        29.79%             <1%
                       Helen Edlin DEC'D FBO
                       Roy Filkoff
                       Attn: 0000564640

                       NFSC FEBO # CHX-000493                    714.825        10.52%             <1%
                       Theresa G. Dishart
                       15 Falkirk Dr.
                       Pittsburgh, PA 15235-4605

                                                               NUMBER OF    PERCENTAGE OF
                                                              OUTSTANDING    OUTSTANDING
                                                               SHARES OF      SHARES OF     PERCENTAGE OF
FUND AND CLASS           NAME AND ADDRESS OF SHAREHOLDER      CLASS OWNED    CLASS OWNED     FUND OWNED
--------------         ------------------------------------   -----------   -------------   -------------
                       First Union FBO                           650.888         9.58%             <1%
                       Premier Investments
                       123 S. Broad Street
                       Philadelphia, PA 19109-1029

                       Marcella F. Miller -- RR 1                626.602         9.22%             <1%
                       MC Leansboro, IL 62859-9801



OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION



     The shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the Liberty Fund as of August 2, 2002 would own the following percentage of the Liberty Fund upon consummation of the
Acquisition:



                                                                  PERCENTAGE OF
                                                               OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                               OF CLASS OWNED UPON       OWNED UPON
                                                                 CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER          ACQUISITION          ACQUISITION
--------------          ------------------------------------   -------------------   ------------------
LIBERTY FUND
Class A...............  Merrill Lynch Pierce Fenner & Smith              8.99%                6.37%
                        For the sole benefit of its
                        customers
                        Attn: Fund Administration #970X8
                        4800 Deer Lake Dr. E. 2nd Floor
                        Jacksonville, FL 32246-6484

Class B...............  Merrill Lynch Pierce Fenner & Smith             12.27%                2.30%
                        For the sole benefit of its
                        customers
                        Attn: Fund Administration #970X8
                        4800 Deer Lake Dr. E. 2nd Floor
                        Jacksonville, FL 32246-6484

Class C...............  Merrill Lynch Pierce Fenner & Smith             20.45%                  <1%
                        For the sole benefit of its
                        customers
                        Attn: Fund Administration #970X8
                        4800 Deer Lake Dr. E. 2nd Floor
                        Jacksonville, FL 32246-6484

Class Z...............  First Union FBO                                    <1%                  <1%
                        Premier Investments
                        Mutual Funds Dividend Processing
                        PA 4903
                        123 S. Broad St.
                        Philadelphia, PA 19109-1029

                        Fleet National Bank                                <1%                  <1%
                        Helen Edlin DEC'D FBO
                        Roy Filkoff
                        Attn: 0000564640

                        NFSC FEBO # CHX-000493                             <1%                  <1%
                        Theresa G. Dishart
                        15 Falkirk Dr.
                        Pittsburgh, PA 15235-4605

                        First Union FBO                                    <1%                  <1%
                        Premier Investments
                        123 S. Broad Street
                        Philadelphia, PA 19109-1029

                        Marcella F. Miller -- RR 1                         <1%                  <1%
                        MC Leansboro, IL 62859-9801

                                                                      APPENDIX C


                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                         FOR THE LIBERTY UTILITIES FUND


                            PERFORMANCE INFORMATION


VALUE OF A $10,000 INVESTMENT

11/30/91-11/30/01 ($)


Class Z......................  32,810

[PERFORMANCE INFORMATION LINE GRAPH]

                                                 CLASS A SHARES WITHOUT
                                                      SALES CHARGE          DOW JONES UTILITY AVERAGE         S&P 500 INDEX
                                                 ----------------------     -------------------------         -------------
11/30/91                                                  10000                       10000                       10000
                                                          10189                       10412                       11142
                                                          10509                        9705                       10934
                                                          10780                        9549                       11075
                                                          10803                        9629                       10860
                                                          11025                        9905                       11179
                                                          11283                       10078                       11233
                                                          11380                       10048                       11066
                                                          11976                       10754                       11518
                                                          11955                       10507                       11283
                                                          12025                       10655                       11416
                                                          12031                       10661                       11455
                                                          12019                       10651                       11844
                                                          12322                       10838                       11990
                                                          12552                       11134                       12090
                                                          13195                       11869                       12255
                                                          13297                       12012                       12513
                                                          13266                       11928                       12211
                                                          13245                       11945                       12537
                                                          13622                       12338                       12573
                                                          13868                       12631                       12523
                                                          14220                       13024                       12997
                                                          14092                       12758                       12897
                                                          13886                       12320                       13164
                                                          13243                       11603                       13039
                                                          13467                       11882                       13197
                                                          13247                       11730                       13646
                                                          12634                       10993                       13276
                                                          12294                       10325                       12698
                                                          12567                       10507                       12861
                                                          12034                        9883                       13071
                                                          11760                        9482                       12750
                                                          12196                        9996                       13169
                                                          12232                       10224                       13707
                                                          11922                        9883                       13373
                                                          12079                        9899                       13672
                                                          12043                        9880                       13175
                                                          12076                       10066                       13370
                                                          12864                       10731                       13716
                                                          12940                       10850                       14249
                                                          12838                       10570                       14670
                                                          13102                       10985                       15101
                                                          13693                       11739                       15704
                                                          13739                       11571                       16068
                                                          13827                       11700                       16600
                                                          14149                       11675                       16641
                                                          14931                       12438                       17344
                                                          15255                       12482                       17281
                                                          15527                       12644                       18038
                                                          16275                       13286                       18386
                                                          16589                       13639                       19011
                                                          16186                       13032                       19188
                                                          16023                       12716                       19372
                                                          15848                       12589                       19657
                                                          15870                       12656                       20162
                                                          16465                       13365                       20239
                                                          15823                       12474                       19344
                                                          15901                       13112                       19753
                                                          15934                       13335                       20863
                                                          16583                       13974                       21439
                                                          17122                       14604                       23057
                                                          17255                       14494                       22601
                                                          17616                       14517                       24011
                                                          17922                       14268                       24201
                                                          17252                       13795                       23208
                                                          17388                       13692                       24592
                                                          17983                       14133                       26094
                                                          18512                       14489                       27255
                                                          18776                       15073                       29422
                                                          18348                       14921                       27775
                                                          19310                       15395                       29294
                                                          19404                       15698                       28316
                                                          21106                       16827                       29627
                                                          22134                       17829                       30136
                                                          22110                       17215                       30468
                                                          22636                       17849                       32664
                                                          24470                       18845                       34337
                                                          23792                       18781                       34687
                                                          23442                       18878                       34090
                                                          23768                       19560                       35475
                                                          23656                       18580                       35099
                                                          22336                       18643                       30027
                                                          23844                       20617                       31951
                                                          24531                       20298                       34546
                                                          25394                       20525                       36639
                                                          27052                       21192                       38750
                                                          26722                       20559                       40370
                                                          26081                       20043                       39114
                                                          25591                       20006                       40679
                                                          27709                       21353                       42253
                                                          28344                       22658                       41256
                                                          28905                       21865                       43537
                                                          28605                       21742                       42183
                                                          27652                       21920                       41972
                                                          27450                       20761                       40822
                                                          28279                       21382                       43406
                                                          28732                       19714                       44288
                                                          30663                       19915                       46892
                                                          30650                       22177                       44538
                                                          29277                       20425                       43696
                                                          30873                       20750                       47969
                                                          31120                       22618                       46526
                                                          31804                       23500                       45572
                                                          30666                       22038                       46693
                                                          30653                       23371                       45964
                                                          32851                       26267                       48819
                                                          34698                       28820                       46241
                                                          35388                       28506                       46047
                                                          35169                       28306                       42418
                                                          36312                       30022                       42626
                                                          35625                       27134                       44140
                                                          35487                       28276                       40118
                                                          34638                       27982                       37579
                                                          35605                       29076                       40495
                                                          35587                       28995                       40766
                                                          34000                       26553                       39776
                                                          34778                       25858                       39386
                                                          34413                       25343                       36924
                                                          32995                       22492                       33944
                                                          32735                       21981                       34593
11/30/01                                                  32613                       21107                       37247

     Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

     Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. The Dow Jones Utility Average is a price-weighted average that measures the performance of the utility industry in the United States. It consists of 15 actively traded stocks representing a cross-section of corporations involved in various phases of the utility industry. The Standard & Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/01 (%)
CLASS Z SHARES -- INCEPTION DATE: 1-29-99


1 year......................................................     -7.06
5 year......................................................     13.89
10 year.....................................................     12.62



AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/01 (%)

CLASS Z SHARES -- INCEPTION DATE: 1-29-99


1 year......................................................     -4.71
5 year......................................................     15.80
10 year.....................................................     13.01


     On March 4, 1992, the Fund changed to its current objective.

     Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

     Performance information includes returns for the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception date of the newer Class Z shares on January 29, 1999. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class Z would have been higher.


UTILITY COMPANY SECURITIES


     Utility company securities in which the fund may invest include companies that manufacture, produce, generate, transmit, sell or distribute electricity, natural gas or other types of energy, water or other sanitary services. This definition also includes telecommunication companies such as telephone, satellite, microwave and other communications media, as well as companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.


TOP 10 HOLDINGS AS OF 11/30/01 (%)


WorldCom Group..............................................  6.0
AT&T........................................................  5.9
ConAgra.....................................................  4.5
Aetna.......................................................  4.4
Edison International........................................  4.4
El Paso Energy..............................................  4.1
PG&E........................................................  3.9
Archer Daniels Midland......................................  3.6
Sara Lee....................................................  3.3
Exelon......................................................  3.2

     Portfolio holdings are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

                           PORTFOLIO MANAGERS' REPORT


A DIFFICULT YEAR FOR UTILITIES


     The past 12 months were tough for utilities. The challenges faced by this industry -- from California's energy crisis to the demise of Enron -- are reflected in the industry's return for the fiscal year. The Dow Jones Utility Average of 15 electric utilities returned negative 25.44% for the 12-month period that ended November 30, 2001. In comparison, the fund's class A shares posted a return of negative 7.25% (unadjusted for sales charge) for the same period. The difference in the total returns reflects the index's concentration of electric utilities, which were weak performers during this period. The fund's investment in a more diversified selection of utility and non-utility stocks helped to bolster its performance. In addition, the fund's diversified selection of utilities tended to outperform the utility averages. It also helped the fund outperform the S&P 500 Index, which posted a return of negative 12.21% for the period.


TAKEN BY SURPRISE


     Although we did not own Enron for the entire fiscal year, the fund's position in this company did have a sharply negative impact on performance. At the beginning of this fiscal year, we continued to reduce our position in Enron, as we reported in the last annual report (November 30, 2000). As Enron's valuation climbed, we saw it as an opportunity to capture profits and by the end of the semiannual reporting period (May 31, 2001), we had eliminated our position. Approximately one month before the end of the fiscal year, we reestablished a small position. At that time, we believed that an investment in Enron fulfilled our investment criteria. When revelations of poor accounting practices and possibly misleading statements from the management team were reported, we eliminated the fund's position. Though we maintained positions in Enron for relatively short periods during the fiscal year, overall this holding was the worst performer of the fund's holdings.


TRADITIONAL UTILITIES -- SLOW AND STEADY


     With deregulation, however, many investors believed that traditional utility companies would be swallowed up or passed over by newer companies, like Enron, which had tentacles in other industries. We saw investments shift to those newer companies where the share price was two or three times higher than the industry average. Investing in some of these newer companies didn't always make sense to us. We believed that in order to support their high valuation, some of these newer companies would have to sustain a growth rate that was two or three times higher than the industry average. They would also have to acquire a sizeable market share. In a mature, slow-growth industry, which we believe characterizes the utility industry, we did not believe they could sustain this type of growth rate.

     Our strategy was to invest in more traditional utilities, such as FirstEnergy and Korea Electric Power Corporation (respectively, 3.2% and 2.0% of net assets). We were attracted to the valuations of both companies. FirstEnergy is a regulated distribution company. Through its utilities and holding company, it provides power to approximately four million customers in New Jersey, Ohio and Pennsylvania. Korea Electric Power (KEPCO) holds the electric utility monopoly in South Korea. KEPCO owns both nuclear and hydroelectric plants, and is building independent power plants in Asia. Both holdings contributed positively to relative fund performance.


TELECOMMUNICATIONS


     We adopted the same approach with our investments in the telecommunications sector. We remained committed to our investments in the old-line companies AT&T and WorldCom-MCI Group (respectively, 5.9% and 1.2% of net assets) and have avoided investments in some of the newer emerging telecommunications companies. This has worked well for the fund as AT&T and WorldCom-MCI Group delivered relatively good performance for the period.

     Although we were disappointed by the weak performance from our position in Cable & Wireless PLC (1.9% of net assets), we are still committed to this investment. The economic environment for foreign telecommunications firms has been tough during this fiscal year. Unlike some other foreign telecommunications companies, Cable & Wireless has sizeable cash assets. While investors may speculate on what the company plans to do with that cash, we prefer to be invested in a company weathering tough times with a considerable amount of cash.


UTILITIES MAY BENEFIT FROM HARD TIMES


     In challenging times, investors tend to flock to less volatile sectors, such as utilities and consumer staples. With the economy in a recession, the nation at war and bears ruling the market, we expect utilities to perform well. So we are very optimistic about utilities going forward.


              /s/ SCOTT SCHERMERHORN                              /s/ HARVEY B. HIRSCHHORN
---------------------------------------------------  ---------------------------------------------------
                Scott Schermerhorn                                  Harvey B. Hirschhorn


     Scott Schermerhorn joined Colonial Management Associates, Inc. in 1998. In addition to Liberty Utilities Fund, Scott manages or co-manages other funds within the Liberty family of funds. Prior to joining Colonial, he was the head of the value team at Federated Investors. Harvey B. Hirschhorn joined Stein Roe & Farnham Incorporated, an affiliate of Colonial, in 1973. He is the lead portfolio manager of The Liberty Fund and co-manages other Liberty funds. In addition, Scott and Harvey lead Liberty's Value Investments Unit.


NET ASSET VALUE PER CLASS Z SHARE 11/30/01 $18.74


DISTRIBUTIONS DECLARED PER CLASS Z SHARE 12/1/00/01-11/30/01 ($)


Income......................................................  0.431

Capital gain................................................  4.913


BOUGHT


     During this 12-month period, we established a position in Calpine (1.4% of net assets). Calpine used to be in favor with investors preferring growth stocks. Its share price had once reached a high of approximately $57; we started purchasing when the price had dropped to $20. Although performance has been weak, we are still committed to investing in this stock. Calpine is an electricity generator and owns its power plants. Many of these plants are newer and more modern, which means they can operate at a lower cost. Since Calpine can produce electricity cheaply, we believe it gives the company an advantage over other utilities, especially those with older power plants.


SOLD


     As part of our investment strategy this fiscal year, we reduced our overall exposure to regional Bell operating companies. The fund currently has positions in three of them: BellSouth, SBC Communications and Verizon Communications (respectively, 0.9%, 0.8% and 0.9% of net assets). Although these companies were earning money, their commitment to the development of new technologies such as DSL has eroded their cash flow. We believe that they will have a negative cash flow for some time.

TOP 5 SECTORS AS OF 11/30/01 (%)

[PIE CHART]

Utilities(1)                                                                     80.10
Food, beverage and tobacco                                                       11.40
Health care                                                                       4.40
Financials                                                                        1.60
Household and personal products                                                   1.10

     Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

(1) Using the fund's definition of utilities, the following subsectors were included in this calculation: telecommunications (19.9%), energy (5.6%) and information technology (1.9%).


     An investment in Liberty Utilities Fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments.


     Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

     The value of your investment may be affected by fluctuations in utility stock prices, which may occur in response to changes in interest rates and regulatory, economic and business developments. Investing in international and emerging markets offers the potential for long-term growth, but also carries special risks, including potentially greater social, political, currency and economic volatility than in the United States or developed markets.

                                                                      APPENDIX D



   INFORMATION APPLICABLE TO CLASS Z SHARES OF THE LIBERTY UTILITIES FUND AND
                   SHARES OF THE GALAXY II UTILITY INDEX FUND



SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE LIBERTY FUND AND GALAXY II FUND.



     Class Z Shares/Shares. Class Z Shares of the Liberty Fund and Shares of the Galaxy II Fund are offered at net asset value with no front-end or contingent deferred sales charges. There are no distribution and service (12b-1) fees on Class Z shares of the Liberty Fund or Shares of the Galaxy II Fund.



     SHAREHOLDER TRANSACTIONS AND SERVICES OF THE LIBERTY FUND AND THE GALAXY II FUND. This section describes the shareholder transactions and services of the Liberty Fund and the Galaxy II Fund.



A. PURCHASE PROCEDURES



     The procedures for purchasing Class Z shares of the Liberty Fund and Shares of the Galaxy II Fund are similar. The following chart compares the minimum investment requirements for Class Z shares of the Liberty Fund (as of the proposed Acquisition) with those for Shares of the Galaxy II Fund:



                                       LIBERTY FUND:                  GALAXY II FUND:
                                      CLASS Z SHARES                      SHARES
                               -----------------------------   -----------------------------
Minimum Initial Investment...  (1) $1,000 for (a) any          $1,000 for regular accounts;
                               shareholder (as well as any     $25 for retirement plan
                               family member or person         accounts, such as IRA, SEP
                               listed on an account            and Keogh Plan accounts and
                               registration for any account    $25 for college savings
                               of the shareholder) of a fund   accounts, including Coverdell
                               distributed by Liberty Funds    Education Savings Accounts
                               Distributor, Inc. ("LFD") who
                               (i) holds Class Z shares, or
                               (ii) holds Class A shares
                               that were exchanged for Class
                               Z shares; (b) any trustee or
                               director (or family member)
                               of any fund distributed by
                               LFD; or (c) any employee (or
                               family member) of FleetBoston
                               Financial Corporation or its
                               subsidiaries; (2) $100,000
                               for (a) clients of
                               broker-dealers or registered
                               investment advisors that both
                               recommend the purchase of
                               fund shares and charge
                               clients an asset-based fee;
                               and (b) any insurance
                               company, trust company, bank,
                               endowment, investment company
                               or foundation purchasing
                               shares for its own account;
                               and (3) no minimum initial
                               investment for (a) any client
                               of Fleet National Bank
                               ("Fleet") or a subsidiary for
                               shares purchased through an
                               asset management, trust,
                               retirement plan
                               administration, private
                               client or similar arrangement
                               with Fleet or the subsidiary;
                               (b) a retirement plan (or the
                               custodian for such a plan)
                               with aggregate plan assets of

                                       LIBERTY FUND:                  GALAXY II FUND:
                                      CLASS Z SHARES                      SHARES
                               -----------------------------   -----------------------------
                               at least $5 million at the
                               time of purchase and which
                               purchases shares directly
                               from LFD or through a third
                               party broker-dealer; or (c)
                               any person investing all or
                               part of the proceeds of a
                               distribution, rollover or
                               transfer of assets into a
                               Liberty Individual Retirement
                               Account, from any deferred
                               compensation plan which was a
                               shareholder of any of the
                               funds of Liberty Acorn Trust
                               on September 29, 2000, in
                               which the investor was a
                               participant and through which
                               the investor invested in one
                               or more of the funds of
                               Liberty Acorn Trust
                               immediately prior to the
                               distribution, transfer or
                               rollover.
Minimum Subsequent
  Investments................  None                            $50 for regular accounts, $25
                                                               for college savings accounts,
                                                               including Coverdell Education
                                                               Savings Accounts



B. REDEMPTION PROCEDURES



     The redemption procedures for Class Z Shares of the Liberty Fund and Shares of the Galaxy II Fund are the same.



     The Liberty Fund and Galaxy II Fund may impose an annual account fee of $10 if the balance in a shareholder's account drops below $1,000 because of redemptions. The shareholder will be given approximately 60 days to add to the account to avoid the charge.



C. ADDITIONAL SHAREHOLDER SERVICES



     The Liberty Fund and Galaxy II Fund offer shareholders the same Automatic Investment Plan and Systematic Withdrawal Plan.



D. SHARE EXCHANGES



     The procedures for participating in the exchange privilege with respect to Class Z shares of the Liberty Fund are the same as the procedures for participating in the exchange privilege with respect to Shares of the Galaxy II Fund.



     The Liberty Fund and Galaxy II Fund also offer automated dollar cost averaging where $100 or more each month from one fund may be used to purchase shares of the same class of another fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from.



     Class Z shares of the Liberty Fund acquired in the Acquisition may be exchanged for Class Z shares or Class A shares of any fund sold by Liberty Funds Distributor, Inc.



E. PRICING OF SHARES FOR THE LIBERTY FUND AND GALAXY II FUND



     The price per share (offering price) will be the net asset value per share ("NAV") next determined after the Liberty Fund or Galaxy II Fund receives your purchase order.

     For processing purchase and redemption orders, the NAV per share of the Liberty Fund and Galaxy II Fund is calculated on each day that the New York Stock Exchange (the "Exchange") is open for trading at the close of regular trading on the Exchange that day (usually 4:00 p.m. Eastern time).



F. DIVIDENDS AND DISTRIBUTIONS



     The Galaxy II Fund and Liberty Fund generally declare and pay dividends from net investment income quarterly. The Galaxy II Fund and the Liberty Fund each declares and distributes net capital gains at least annually.



G. ADDITIONAL INFORMATION REGARDING THE PURCHASE AND SALE OF SHARES OF THE LIBERTY FUND



  How to Buy Shares


     Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Liberty Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Through your financial advisor..........    Your financial advisor can help you
                                            establish your account and buy Liberty
                                            Fund shares on your behalf. To receive
                                            the current trading day's price, your
                                            financial advisor firm must receive your
                                            request prior to the close of the New
                                            York Stock Exchange (NYSE), usually 4:00
                                            p.m. Eastern time. Your financial
                                            advisor may charge you fees for
                                            executing the purchase for you.
By check (new account)..................    For new accounts send a completed
                                            application and check made payable to
                                            the Liberty Fund to the transfer agent,
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.
By check (existing account).............    For existing accounts fill out and
                                            return the additional investment stub
                                            included in your quarterly statement, or
                                            send a letter of instruction including
                                            your fund name and account number with a
                                            check made payable to the fund to
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.
By exchange.............................    You or your financial advisor may
                                            acquire shares for your account by
                                            exchanging shares you own in one fund
                                            for shares of the same class of the
                                            Liberty Fund at no additional cost.
                                            There may be an additional charge if
                                            exchanging from a money market fund. To
                                            exchange by telephone, call
                                            1-800-422-3737.
By wire.................................    You may purchase shares by wiring money
                                            from your bank account to your Liberty
                                            Fund account. To wire funds to your Fund
                                            account, call 1-800-422-3737 to obtain a
                                            control number and the wiring
                                            instructions.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By electronic funds transfer............    You may purchase shares by
                                            electronically transferring money from
                                            your bank account to your Liberty Fund
                                            account by calling 1-800-422-3737. An
                                            electronic funds transfer may take up to
                                            two business days to settle and be
                                            considered in "good form." You must set
                                            up this feature prior to your telephone
                                            request. Be sure to complete the
                                            appropriate section of the application.
Automatic investment plan...............    You can make monthly or quarterly
                                            investments automatically from your bank
                                            account to your Liberty Fund account.
                                            You can select a pre-authorized amount
                                            to be sent via electronic funds
                                            transfer. Be sure to complete the
                                            appropriate section of the application
                                            for this feature.
Automated dollar cost averaging.........    You can purchase shares for your account
                                            by exchanging $100 or more each month
                                            from another fund for shares of the same
                                            class of the Liberty Fund at no
                                            additional cost. You must have a current
                                            balance of at least $5,000 in the fund
                                            the money is coming from. The designated
                                            amount will be exchanged on the third
                                            Tuesday of each month. Exchanges will
                                            continue so long as your fund balance is
                                            sufficient to complete the transfers.
                                            You may terminate your program or change
                                            the amount of the exchange (subject to
                                            the $100 minimum) by calling
                                            1-800-422-3737. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.
By dividend diversification.............    You may automatically invest dividends
                                            distributed by another fund into the
                                            same class of shares of the Liberty Fund
                                            at no additional sales charge. To invest
                                            your dividends in the Liberty Fund, call
                                            1-800-345-6611.



  How to Sell Shares


     Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Liberty Fund on any regular business day that the NYSE is open.

     When the Liberty Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, if applicable, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

     The Liberty Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Liberty Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Through your financial advisor..........    You may call your financial advisor to
                                            place your sell order. To receive the
                                            current trading day's price, your
                                            financial advisor firm must receive your
                                            request prior to the close of regular
                                            trading on the NYSE, usually 4:00 p.m.
                                            Eastern time. Your financial advisor may
                                            charge you fees for executing a
                                            redemption for you.
By exchange.............................    You or your financial advisor may sell
                                            shares by exchanging from a Liberty Fund
                                            into the same share class of another
                                            fund at no additional cost. Class Z
                                            shares may also be exchanged for Class A
                                            shares. To exchange by telephone, call
                                            1-800-422-3737.
By telephone............................    You or your financial advisor may sell
                                            shares by telephone and request that a
                                            check be sent to your address of record
                                            by calling 1-800-422-3737, unless you
                                            have notified the Liberty Fund of an
                                            address change within the previous 30
                                            days. The dollar limit for telephone
                                            sales is $100,000 in a 30-day period.
                                            You do not need to set up this feature
                                            in advance of your call. Certain
                                            restrictions apply to retirement
                                            accounts. For details, call
                                            1-800-345-6611.
By mail.................................    You may send a signed letter of
                                            instruction or stock power form along
                                            with any share certificates to be sold
                                            to the address below. In your letter of
                                            instruction, note the fund's name, share
                                            class, account number, and the dollar
                                            value or number of shares you wish to
                                            sell. All account owners must sign the
                                            letter, and signatures must be
                                            guaranteed by either a bank, a member
                                            firm of a national stock exchange or
                                            another eligible guarantor institution.
                                            Additional documentation is required for
                                            sales by corporations, agents,
                                            fiduciaries, surviving joint owners and
                                            individual retirement account owners.
                                            For details, call 1-800-345-6611.
                                            Mail your letter of instruction to
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.
By wire.................................    You may sell shares and request that the
                                            proceeds be wired to your bank. You must
                                            set up this feature prior to your
                                            telephone request. Be sure to complete
                                            the appropriate section of the account
                                            application for this feature.
By systematic withdrawal plan...........    You may automatically sell a specified
                                            dollar amount or percentage of your
                                            account on a monthly, quarterly or
                                            semi-annual basis and have the proceeds
                                            sent to you if your account balance is
                                            at least $5,000. This feature is not
                                            available if you hold your shares in
                                            certificate form. All dividend and
                                            capital gains distributions must be
                                            reinvested. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By electronic funds transfer............    You may sell shares and request that the
                                            proceeds be electronically transferred
                                            to your bank. Proceeds may take up to
                                            two business days to be received by your
                                            bank. You must set up this feature prior
                                            to your request. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.



FUND POLICY ON TRADING OF FUND SHARES


     The Liberty Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Liberty Fund shares disrupt portfolio management and increase Liberty Fund expenses. In order to promote the best interests of the Liberty Fund, the Liberty Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Liberty Fund. The fund into which you would like to exchange also may reject your request.


SHARE CERTIFICATES


     Share certificates are not available for Class Z shares.

                                                                         Proxy 4

                             LIBERTY FUNDS TRUST IV
                              ONE FINANCIAL CENTER
                        BOSTON, MASSACHUSETTS 02111-2621
                                 1-800-426-3750

                                   FORM N-14
                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION


                                August 23, 2002



         This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Galaxy II Utility Index Fund (the "Galaxy II Fund"), a series of Galaxy Fund II, by the Liberty Utilities Fund (the "Liberty Fund"), a series of Liberty Funds Trust IV.


         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated August 23, 2002 (the "Prospectus/Proxy Statement") of the Liberty Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Galaxy II Fund in exchange for shares of the Liberty Fund and the assumption of all the liabilities of the Galaxy II Fund. The Galaxy II Fund would distribute the Liberty Fund shares it receives to its shareholders in complete liquidation of the Galaxy II Fund.


         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling your Fund at the relevant address or telephone number set forth above.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

                                Table of Contents


I.  Additional Information abut the Liberty Fund and the Galaxy II Fund...............       2

II. Financial Statements..............................................................       2

I.  Additional Information about the Liberty Fund and the Galaxy II Fund.

         Further information about Class Z Shares of the Liberty Utilities Fund is contained in and incorporated herein by reference to the Statement of Additional Information for such Fund dated April 1, 2002.


         Further information about Shares of the Galaxy II Utility Index Fund is contained in and incorporated herein by reference to the Statement of Additional Information for such Fund dated July 29, 2002.


II. Financial Statements.

         This SAI is accompanied by the Annual Report for the year ended November 30, 2001 for the Liberty Fund, which report contains historical financial information regarding such Fund. Such report has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

         The audited financial statements and related Report of Independent Auditors included in the Annual Report for the year ended March 31, 2002 for the Galaxy II Fund are incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference.

         In accordance with Instruction 2 to Item 14 of Form N-14, no pro forma financial statements are required because the net asset value of the Galaxy II Fund does not exceed 10% of the net asset value of the Liberty Fund as of June 28, 2002.

                             LIBERTY FUNDS TRUST IV

                                    FORM N-14

PART C. OTHER INFORMATION

Item 15. Indemnification

         Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of the Registrant's Trustees and officers. The effect of the relevant section of Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, is to provide indemnification for each of the Registrant's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Registrant, and except that no Trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such Trustee or officer shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

               (1)  (a)         Amendment No. 4 to the Agreement and
                                Declaration of Trust dated April 1, 1999(3)

               (1)  (b)         Amendment No. 5 to the Agreement and
                                Declaration of Trust dated April 1, 1999(4)

               (1)  (c)         Amendment No. 6 to the Amended and Restated
                                Agreement and Declaration of Trust dated January
                                26, 2001(5)

               (2)              Amended By-Laws dated June 20, 2001(6)

               (3)              Not Applicable


               (4) Form of Agreement and Plan of Reorganization dated June 19, 2002 among Galaxy Fund II on behalf of Galaxy II Utility Index Fund and Liberty Funds Trust IV on behalf of Liberty Utilities Fund and Columbia Management Group, Inc. (filed as Appendix A to Part A of this Registration Statement)


               (5)              Article III, Section 4, Article V, Section 1,
                                Article VIII Section 4 and Article IX Sections 1 and 7 of the Agreement and Declaration of Trust, as amended, and Sections 2.1, 2.3 and 2.5 of the By-Laws, as amended, each define the rights of shareholders


               (6)              Management Agreement.(**)


               (7)  (a)         Distribution Agreement between the
                                Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C, Item 24(b) of
                                Post-Effective Amendment No. 17 to the
                                Registration Statement on Form N-1A of Liberty
                                Funds Trust VI (File Nos. 33-45117 and
                                811-6529), filed with the Commission on or about
                                May 24, 1999, and is hereby incorporated herein by reference.

               (7)  (b)         Form of Selling Agreement with Liberty Funds
                                Distributor, Inc. - filed as Exhibit 6.(b) in
                                Part C, Item 24(b) of Post-Effective Amendment
                                No. 49 to the Registration Statement on Form
                                N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated herein by reference.

               (8)              Not Applicable

               (9)  (a)         Form of Custodian Contract between Registrant
                                and State Street Bank and Trust Company dated
                                October 10, 2001 - filed as Exhibit (g) in
                                Part C, Item 23 of Post-Effective Amendment
                                No. 56 to the Registration Statement on Form
                                N-1A of Liberty Funds Trust II (File Nos.
                                2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated herein by reference.

               (10) (a) Rule 12b-1 Plan dated July 1, 2001 - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated herein by reference.

               (10) (b) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated herein by reference.

               (10) (c) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit
                                (e)(4) in Part C, Item 23 of Post-Effective
                                Amendment No. 28 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the
                                Commission on or about November 15, 2000, and is hereby incorporated herein by reference.

               (10) (d) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (o) in Part C, Item 23 of Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about December 21, 2001, and is hereby incorporated herein by reference.


               (11) (a) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of the Galaxy II Utility Index Fund.(7)



               (12) Opinion and Consent of Counsel on Tax Matters of Ropes & Gray with respect to the Acquisition of the Galaxy II Utility Index Fund.(*)


               (13)             Not Applicable


               (14) (a)         Consent of Drinker Biddle & Reath LLP(*)



                    (b)         Consent of Ernst & Young LLP(*)



                    (c)         Consent of PricewaterhouseCoopers LLP(*)


               (15)             Not Applicable


               (16)             All Powers of Attorney(*)

               (17) (a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 & 811-6529),
                                filed with the Commission on or about September 27, 1996, and is hereby incorporated herein by reference.

               (17) (b) Amendment No. 19 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated herein by reference.

               (17) (c) Amendment No. 25 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 11, 2002, and is hereby incorporated herein by reference.

               (17) (d)         Pricing and Bookkeeping Agreement(2)

               (17) (e) Amendment to Pricing and Bookkeeping Agreement dated July 1, 2001(6)


               (17) (f)         Administration Agreement.(**)


               (17) (g)         Amended and Restated Credit Agreement with
                                Bank of America - filed as Exhibit (h)(8) in
                                Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated herein by reference.

               (17) (h) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(7) in Part C,
                                Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated herein by reference.

               (17) (i) Second Amendment dated January 26, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 27, 2001, and is hereby incorporated herein.

               (17) (j) Third Amendment dated May 14, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(10) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated herein by reference.

               (17) (k) Fourth Amendment dated June 1, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(11) in Part C, Item 23 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Liberty Funds Trust VI, (File Nos. 33-45117 and 811-6529), filed with the Commission on or about August 31, 2001, and is hereby incorporated herein by reference.

               (17) (l) Code of Ethics of Liberty Companies effective January 1, 2001, as revised December 18, 2001 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust (File Nos. 33-02633 and 811-4552), filed with the
                                Commission on or about January 29, 2002, and is hereby incorporated herein by reference.


               (17) (m)         Form of Proxy Card(*)



               (17) (n)(i)      Prospectus for Shares of the Galaxy II
                                Large Company Index Fund, Galaxy II Small
                                Company Index Fund, Galaxy II Utility Index
                                Fund, Galaxy II U.S. Treasury Index Fund and
                                Galaxy II Municipal Bond Fund dated July 29,
                                2002(*)























               (17) (n)(ii)     Statement of Additional Information for Shares
                                of the Galaxy II Large Company Index Fund,
                                Galaxy II Small Company Index Fund, Galaxy II
                                Utility Index Fund, Galaxy II Municipal Bond
                                Fund and Galaxy II U.S. Treasury Index Fund dated July 29, 2002(*)



               (17) (n)(iii)    Prospectus for Class Z shares of the Liberty
                                Utilities Fund dated April 1, 2002 (7)

               (17) (n)(iv)     Supplement dated May 1, 2002 to the
                                Prospectus for Class Z shares of the Liberty
                                Utilities Fund dated April 1, 2002 (7)



               (17) (n)(v)      Statement of Additional Information for
                                Class A shares, Class B shares, Class C shares and Class Z shares of the Liberty Utilities Fund dated April 1, 2002 (7)



               (17) (n)(vi)     Annual Report for the fiscal year ended
                                March 31, 2002 for the Galaxy II Large Company
                                Index Fund, Galaxy II Small Company Index Fund,
                                Galaxy II Utility Index Fund, Galaxy II U.S.
                                Treasury Index Fund and Galaxy II Municipal Bond
                                Fund (7)



               (17) (n)(vii)    Annual Report for the fiscal year ended
                                November 30, 2001 for the Liberty Utilities Fund
                                (7)



               (17) (n)(viii)   Semi-Annual Report for the period
                                ended May 30, 2002 for the Liberty Utilities
                                Fund(*)



---------------
(1) Incorporated by reference to Post-Effective Amendment No. 40 filed on or about July 27, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 44 filed on or about October 15, 1996

(3) Incorporated by reference to Post-Effective Amendment No. 46 filed on or about July 31, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 54 filed on or about May 26, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 61 filed on or about March 28, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 62 filed on or about October 26, 2001.


(7) Incorporated herein by reference to the Registrant's Registration Statement on Form N-14 as filed with the Commission on July 3, 2002 (accession number 0000950135-02-003259).







(*)      Filed as an exhibit herewith.



(**) To be filed by amendment to Registrant's Registration Statement on Form N-1A.

Item 17. Undertakings

                  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust IV (Trust) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement is not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on this 23rd day of August, 2002.


                                            LIBERTY FUNDS TRUST IV



                                            /s/ Keith T. Banks
                                            ---------------------------
                                            President
                                            Keith T. Banks, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated.



Signature                                           Title                                Date
---------                                           -----                                ----
/s/ Keith T. Banks                        President                                August 23, 2002
----------------------------------        (chief executive officer)
Keith T. Banks


/s/ J. Kevin Connaughton                  Treasurer and                            August 23, 2002
----------------------------------        Chief Financial Officer
J. Kevin Connaughton                      (principal financial officer)



/s/ Vicki L. Benjamin                     Chief Accounting Officer                 August 23, 2002
----------------------------------        (principal accounting officer)
Vicki L. Benjamin


Douglas A. Hacker                         Trustee                                  August 23, 2002
----------------------------------
*Douglas A. Hacker


Janet Langford Kelly                      Trustee                                  August 23, 2002
----------------------------------
*Janet Langford Kelly


Richard W. Lowry                          Trustee                                  August 23, 2002
----------------------------------
*Richard W. Lowry


Salvatore Macera                          Trustee                                  August 23, 2002
----------------------------------
*Salvatore Macera

William E. Mayer                          Trustee                                  August 23, 2002
----------------------------------
*William E. Mayer


Dr. Charles R. Nelson                     Trustee                                  August 23, 2002
----------------------------------
*Dr. Charles R. Nelson


John J. Neuhauser                         Trustee                                  August 23, 2002
----------------------------------
*John J. Neuhauser


Joseph R. Palombo                         Trustee                                  August 23, 2002
----------------------------------
*Joseph R. Palombo


Thomas E. Stitzel                         Trustee                                  August 23, 2002
----------------------------------
*Thomas E. Stitzel


Thomas C. Theobald                        Trustee                                  August 23, 2002
----------------------------------
*Thomas C. Theobald


Anne-Lee Verville                         Trustee                                  August 23, 2002
----------------------------------
*Anne-Lee Verville




*By:    /s/ Russell L. Kane
        -----------------------
        Russell L. Kane
        Attorney-in-Fact
        August 23, 2002

                                  EXHIBIT INDEX

Exhibit No.    Description

(12) Opinion and Consent of Counsel on Tax Matters of Ropes & Gray with respect to the Acquisition of the Galaxy II Utility Index Fund

(14) (a)       Consent of Drinker Biddle & Reath LLP

     (b)       Consent of Ernst & Young LLP

     (c)       Consent of PricewaterhouseCoopers LLP

(16)           Powers of Attorney

(17) (m)       Form of Proxy Card

(17) (n)(i)    Prospectus for Shares of the Galaxy II Large Company Index
               Fund, Galaxy II Small Company Index Fund, Galaxy II Utility Index
               Fund, Galaxy II U.S. Treasury Index Fund and Galaxy II Municipal
               Bond Fund dated July 29, 2002

(17) (n)(ii)   Statement of Additional Information for Shares of the
               Galaxy II Large Company Index Fund, Galaxy II Small Company Index
               Fund, Galaxy II Utility Index Fund, Galaxy II Municipal Bond Fund and Galaxy II U.S. Treasury Index Fund dated July 29, 2002

(17) (n)(viii) Semi-Annual Report for the period ended May 30, 2002 for the Liberty Utilities Fund